S-K 1602(c) Dilution	2 Months Ended
Jun. 14, 2025 USD ($) $ / shares shares
Without Over-Allotment Option Exercised [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 2.39
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.5
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.39
Net Tangible Book Value (in Dollars) | $	$ (312,228)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 39,032,491
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,008,523
Without Over-Allotment Option Exercised [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 3.21
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.68
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.21
Net Tangible Book Value (in Dollars) | $	$ (312,228)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 27,688,328
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	4,874,107
Without Over-Allotment Option Exercised [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 4.52
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.37
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.52
Net Tangible Book Value (in Dollars) | $	$ (312,228)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 16,344,164
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	3,739,690
Without Over-Allotment Option Exercised [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 6.97
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	1.92
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 6.97
Net Tangible Book Value (in Dollars) | $	$ (312,228)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,605,274
Without Over-Allotment Option Exercised [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 1.84
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.05
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 1.84
Net Tangible Book Value (in Dollars) | $	$ (312,228)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 50,376,655
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	7,142,939
Without Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (500,000)
Without Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(500,000)
Without Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(500,000)
Without Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(500,000)
Without Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(500,000)
Without Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(11,344,164)
Without Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(22,688,327)
Without Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(34,032,491)
Without Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(45,376,654)
Without Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	625,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	625,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	625,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	625,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	625,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	29,771
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	29,771
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	29,771
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	29,771
Without Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	29,771
Without Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(1,134,416)
Without Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(2,268,832)
Without Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(3,403,249)
Without Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(4,537,665)
Without Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
Without Over-Allotment Option Exercised [Member] | Net tangible book deficit before this offering [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	$ (0.25)
Without Over-Allotment Option Exercised [Member] | Net tangible book deficit before this offering [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.25)
Without Over-Allotment Option Exercised [Member] | Net tangible book deficit before this offering [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.25)
Without Over-Allotment Option Exercised [Member] | Net tangible book deficit before this offering [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.25)
Without Over-Allotment Option Exercised [Member] | Net tangible book deficit before this offering [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.25)
Without Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.75
Without Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.93
Without Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.62
Without Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	2.17
Without Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.3
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 50,975,000
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,975,000
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,975,000
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,975,000
Without Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	50,975,000
Without Over-Allotment Option Exercised [Member] | Plus: Offering costs paid in advance, excluded from tangible book value [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	283,110
Without Over-Allotment Option Exercised [Member] | Plus: Offering costs paid in advance, excluded from tangible book value [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	283,110
Without Over-Allotment Option Exercised [Member] | Plus: Offering costs paid in advance, excluded from tangible book value [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	283,110
Without Over-Allotment Option Exercised [Member] | Plus: Offering costs paid in advance, excluded from tangible book value [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	283,110
Without Over-Allotment Option Exercised [Member] | Plus: Offering costs paid in advance, excluded from tangible book value [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	283,110
Without Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(69,227)
Without Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(69,227)
Without Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(69,227)
Without Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(69,227)
Without Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (69,227)
Without Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(187,500)
Without Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(187,500)
Without Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(187,500)
Without Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(187,500)
Without Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(187,500)
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,000,000
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	238,168
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	238,168
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	238,168
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	238,168
Without Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	238,168
With Over-Allotment Option Exercised [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 2.38
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.22)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.51
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 2.38
Net Tangible Book Value (in Dollars) | $	$ (312,228)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 44,653,162
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	6,860,854
With Over-Allotment Option Exercised [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 3.21
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.22)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.68
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 3.21
Net Tangible Book Value (in Dollars) | $	$ (312,228)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 31,435,441
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,539,082
With Over-Allotment Option Exercised [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 4.57
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.22)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.32
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 4.57
Net Tangible Book Value (in Dollars) | $	$ (312,228)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 18,217,721
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	4,217,310
With Over-Allotment Option Exercised [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 7.16
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.22)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	1.73
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 7.16
Net Tangible Book Value (in Dollars) | $	$ (312,228)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 5,000,001
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,895,538
With Over-Allotment Option Exercised [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 1.82
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.22)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.07
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 1.82
Net Tangible Book Value (in Dollars) | $	$ (312,228)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 57,870,882
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	8,182,626
With Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (575,000)
With Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(575,000)
With Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(575,000)
With Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(575,000)
With Over-Allotment Option Exercised [Member] | Less: Deferred underwriting commissions [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(575,000)
With Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(13,217,720)
With Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(26,435,441)
With Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(39,653,161)
With Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(52,870,881)
With Over-Allotment Option Exercised [Member] | Less: Proceeds held in trust subject to redemption [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	718,750
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	718,750
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	718,750
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	718,750
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the public units [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	718,750
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	30,708
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	30,708
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	30,708
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	30,708
With Over-Allotment Option Exercised [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	30,708
With Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(1,321,772)
With Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(2,643,544)
With Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(3,965,316)
With Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(5,287,088)
With Over-Allotment Option Exercised [Member] | Less: Shares subject to redemption [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.73
With Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.9
With Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.54
With Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	1.95
With Over-Allotment Option Exercised [Member] | Increase attributable to public shareholders [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.29
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 58,475,000
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	58,475,000
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	58,475,000
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	58,475,000
With Over-Allotment Option Exercised [Member] | Net proceeds from this offering and sale of the private units, net of expenses [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	58,475,000
With Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment Option Exercised [Member] | Less: Over-allotment option liability [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over-Allotment Option Exercised [Member] | Less: Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,750,000
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,750,000
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,750,000
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,750,000
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the public units offered [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,750,000
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	245,668
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	245,668
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	245,668
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	245,668
With Over-Allotment Option Exercised [Member] | Ordinary shares included in the private units [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	245,668
With Over-Allotment Option Exercised [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario A 25% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 283,110
With Over-Allotment Option Exercised [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario B 50% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	283,110
With Over-Allotment Option Exercised [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario C 75% of Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	283,110
With Over-Allotment Option Exercised [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | Scenario D Maximum Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	283,110
With Over-Allotment Option Exercised [Member] | Offering costs accrued in advance, excluded from tangible book value [Member] | No Redemptions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 283,110
Without Over-allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 8.71
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.25)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.18
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 8.71
Net Tangible Book Value (in Dollars) | $	$ (312,228)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 376,655
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,142,939
Without Over-allotment [Member] | Public Units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.43
Without Over-allotment [Member] | Net proceeds from this offering and sale of the private placement units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 50,975,000
Without Over-allotment [Member] | Offering costs paid in advance, excluded from tangible book value [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	283,110
Without Over-allotment [Member] | Less: Deferred underwriting commissions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(500,000)
Without Over-allotment [Member] | Less: Over-allotment liability [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(69,227)
Without Over-allotment [Member] | Less: Proceeds held in trust subject to redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (50,000,000)
Without Over-allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(187,500)
Without Over-allotment [Member] | Ordinary shares included in the units offered [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,000,000
Without Over-allotment [Member] | Ordinary shares included in the private placement units [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	238,168
Without Over-allotment [Member] | Ordinary shares underlying the rights to be included in the public units [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	625,000
Without Over-allotment [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	29,771
Without Over-allotment [Member] | Less: Shares subject to redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(5,000,000)
With Over-allotment [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	$ 8.74
Registered Offering Price per Share (in Dollars per share) | $ / shares	8.89
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares	(0.22)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	0.15
Net Tangible Book Value Amount of Dilution, Per Share (in Dollars per share) | $ / shares	$ 8.74
Net Tangible Book Value (in Dollars) | $	$ (312,228)
Net Tangible Book Value Adjusted (in Dollars) | $	$ 370,882
Number of Shares Used to Determine Net Tangible Book Value Pre-transaction Per Share	1,437,500
Number of Shares Used to Determine Net Tangible Book Value Adjusted	2,432,626
With Over-allotment [Member] | Public Units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 0.37
With Over-allotment [Member] | Net proceeds from this offering and sale of the private placement units [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ 58,475,000
With Over-allotment [Member] | Offering costs paid in advance, excluded from tangible book value [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	283,110
With Over-allotment [Member] | Less: Deferred underwriting commissions [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	(575,000)
With Over-allotment [Member] | Less: Over-allotment liability [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $
With Over-allotment [Member] | Less: Proceeds held in trust subject to redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Net Tangible Book Value Adjusted (in Dollars) | $	$ (57,500,000)
With Over-allotment [Member] | Ordinary shares forfeited if over-allotment is not exercised [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted
With Over-allotment [Member] | Ordinary shares included in the units offered [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	5,750,000
With Over-allotment [Member] | Ordinary shares included in the private placement units [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	245,668
With Over-allotment [Member] | Ordinary shares underlying the rights to be included in the public units [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	718,750
With Over-allotment [Member] | Ordinary shares underlying the rights to be included in the private placement units [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	30,708
With Over-allotment [Member] | Less: Shares subject to redemption [Member]
Net Tangible Book Value Per Share [Line Items]
Number of Shares Used to Determine Net Tangible Book Value Adjusted	(5,750,000)